INCOME TAXES (Details 2) (USD $)	Jul. 31, 2014	Jul. 31, 2013
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards	$ 359,000	$ 303,000
Unrecognized deferred tax assets	$ 359,000	$ 303,000